Condensed consolidated statement of comprehensive income (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of comprehensive income [abstract]
Profit after tax		£ 3,062	£ 2,157
Other comprehensive (loss)/income that may be recycled to profit or loss
Currency translation reserve	[1]	(1,652)	(107)
Fair value through other comprehensive income reserve	[1]	365	(286)
Cash flow hedging reserve	[1]	1,115	(169)
Other comprehensive loss that may be recycled to profit or loss	[1]	(172)	(562)
Other comprehensive income/(loss) not recycled to profit or loss2
Retirement benefit remeasurements		(194)	(97)
Own credit		517	(462)
Other comprehensive income/(loss) not recycled to profit or loss		323	(559)
Other comprehensive income/(loss) for the period		151	(1,121)
Total comprehensive income for the period		£ 3,213	£ 1,036

[1]	Reported net of tax.